1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Options and warrants excluded from diluted loss per share calculation	18,895,000	16,100,000
Advertising costs	$ 1,404